Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net loss	$ (3,484,897)	$ (2,179,882)	$ (12,169,395)	$ (8,878,904)
Adjustments to reconcile net loss to net cash used in operating activities:
Goodwill impairment				936,875
Stock-based compensation	1,012,379		2,395,038	2,584,041
Depreciation	359,404	31,551	493,656	124,388
Amortization of intangible assets	10,026	43,860	48,689	658,910
Amortization of original-issue-discounts	158,815	351,535	1,640,242	273,607
Bad debt expense	2,898	47,452	61,393	270,919
Gain from forgiveness of debt			(196,889)
Stock-based interest expense	73,078		199,314	451,680
Loss on disposal of asset				(147,863)
Changes in operating assets and liabilities:
Accounts receivable	(791,609)	(73,401)	(1,705,006)	(1,022,374)
Inventory	(553,064)	13,003	(2,208,484)	931,523
Prepaid expenses	1,625	275,420	8,476	2,444,272
Deposits		(2,000)
Other noncurrent assets		7,347	7,176	57,974
Operating lease right-of-use asset	(20,492)	(155)	(20,667)	525
Accounts payable	985,710	(24,464)	1,663,102	(627,239)
Accrued expenses	(500,185)	(42,730)	457,033	(5,425)
Net cash used in operating activities	(2,094,530)	(1,486,329)	(7,322,732)	(1,947,091)
Investing activities:
Note receivable				21,370
Purchase of property and equipment			(538,763)	(50,219)
Purchase of intangible assets		(177,530)	(177,530)
Deposits paid			(144,500)
Proceeds from disposal of asset				3,600
Net cash used in investing activities		(177,530)	(860,793)	(25,249)
Financing activities:
Proceeds received from notes and loans payable	1,382,300	175,000	1,625,000	4,521,618
Proceeds from issuance of Series D Preferred Stock		2	2
Proceeds from sale of common stock	500,000	2,932,135	6,555,453	300,000
Repayments of notes and loans payable	(75,250)	(224,000)	(224,000)	(1,359,900)
Amounts repaid to related parties, net	(7,839)
Deferred financing costs	(38,690)			(518,120)
Proceeds received from related parties, net			218,273
Acquisition of treasury stock				(560,000)
Net cash provided by financing activities	1,760,521	2,883,137	8,174,728	2,383,598
(Decrease) Increase in cash and cash equivalents	(334,009)	1,219,278	(8,797)	411,258
Cash and cash equivalents, beginning of period	449,001	457,798	457,798	46,540
Cash and cash equivalents, end of period	114,992	1,677,076	449,001	457,798
Supplemental Cash Flow Information:
Income taxes paid		125	1,075	3,304
Interest paid	47,206		4,000	206,328
Non-cash Investing and Financing Activities:
Issuance of common stock in lieu of repayments of notes payable			537,748	1,568,109
Issuance of common stock in lieu of repayments of notes payable		537,748	2,657,048	1,458,485
Issuance of common stock in asset acquisitions	1,767,498	137,673	3,453,014	217,011
Conversion of Series A Preferred stock to common stock	23,120,000
Debt discount associated with warrant liabilities	225,015
Issuance of common stock for property and equipment	98,666		1,750,000
Assets acquired through issuance of promissory note			1,250,000
Issuance of common stock warrants and commitment shares in connection with convertible promissory note			515,276
Issuance of common stock for inventory				$ 491,979
Change in fair value of warrant liabilities	(29,337)
Stock-based consulting expense	$ 1,102,515	$ 66,135